Furniture and Equipment - Summary of Furniture and Equipment (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 6,714
Ending balance	0
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,714
Ending balance	0
Furniture and Fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	517,964
Additions	0
Ending balance	517,964
Cost [member] | Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	83,880
Additions	0
Ending balance	83,880
Cost [member] | Furniture and Fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	261,483
Additions	0
Ending balance	261,483
Cost [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,601
Additions	0
Ending balance	172,601
Amortization & Impairment Losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	511,250
Amortization for the year	6,714
Ending balance	517,964
Amortization & Impairment Losses [member] | Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77,166
Amortization for the year	6,714
Ending balance	83,880
Amortization & Impairment Losses [member] | Furniture and Fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	261,483
Ending balance	261,483
Amortization & Impairment Losses [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,601
Ending balance	$ 172,601